Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2020
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	June 30 2020	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,320	$3,212
Receivables from clients, net	29,602	27,156
Other assets, net	40,936	27,303
Total assets	$72,858	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,574	$4,357
Payable to clients	48,062	35,650
Other liabilities	7,406	6,205

Total liabilities	60,042	46,212

Stockholders’ equity[2]	12,816	11,459
Total liabilities and stockholders’ equity	$72,858	$57,671
[1]	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.
[2]

The difference between the carrying value of the Bank’s investment in TD Ameritrade and the Bank’s share of TD Ameritrade’s stockholders’ equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	June 30 2020	June 30 2019	June 30 2020	June 30 2019
Revenues
Net interest revenue	$420	$512	$1,340	$1,490

Fee-based and other revenue	1,778	1,482	4,551	4,435

Total revenues	2,198	1,994	5,891	5,925
Operating expenses
Employee compensation and benefits	507	435	1,451	1,306

Other	612	597	1,824	1,668

Total operating expenses	1,119	1,032	3,275	2,974

Other expense (income)	35	(31)	118	42
Pre-tax income	1,044	993	2,498	2,909

Provision for income taxes	255	251	609	706
Net income[1]	$789	$742	$1,889	$2,203
Earnings per share – basic (Canadian dollars)	$1.46	$1.34	$3.49	$3.94
Earnings per share – diluted (Canadian dollars)	1.45	1.34	3.47	3.93
[1]

The Bank’s equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.